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American Funds College Enrollment Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds College Target Date Series® Prospectus Supplement July 28, 2022

For the following prospectuses dated January 1, 2022 (as supplemented to date):

American Funds College Enrollment Fund® (CEF)

Changes apply to all funds within the series unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College Enrollment Fund
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1. The first paragraph in the “Principal investment strategies” section of the American Funds College Enrollment Fund summary prospectus is amended to read as follows:

Principal investment strategies The fund will attempt to achieve its investment objective by principally investing in a mix of American Funds fixed income funds that seek current income through investments in bonds or in other fixed income instruments. The fund may invest in growth-and-income funds, equity-income funds and balanced funds to a limited extent.

3. The following will be added to the “Principal investment strategies” section of the American Funds College Enrollment Fund summary prospectus:

The fund will invest principally in funds that seek current income through fixed income investments, as reflected in the final column of the chart below. The allocations shown reflect the target allocations as of July 28, 2022.

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 5% target allocation to growth-and-income funds is not expected to be greater than 15%. The investment adviser will monitor the fund on an ongoing basis and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

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4. The following will be added to the “Principal risks” section of the American Funds College Enrollment Fund summary prospectus:

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.